DEFERRED REVENUES (Details)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
DEFERRED REVENUES
Total deferred revenues		¥ 18,490,915	¥ 23,506,467
Representing:
Current deferred revenues	$ 2,576,328	16,612,164	21,742,735
Non-current deferred revenues	$ 291,369	1,878,751	1,763,732
Testing services
DEFERRED REVENUES
Total deferred revenues		14,611,826	19,223,983
Online education services
DEFERRED REVENUES
Total deferred revenues		223,821	578,640
Other revenue - licensing fees from authorized test centers
DEFERRED REVENUES
Total deferred revenues		2,451,093	2,425,333
Other revenue - others
DEFERRED REVENUES
Total deferred revenues		¥ 1,204,175	¥ 1,278,511